                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2007

MARKET CONDITIONS

The latter half of 2007 was marked by market turmoil and uncertainty. The dislocations stemming from subprime mortgage woes permeated all sectors of the fixed income markets, leading to a significant contraction in credit and liquidity. Growing losses and mark-to-market writedowns announced by major financial institutions had a crippling effect on the transaction of business. The monoline bond insurers - insurance companies that provide guarantees to issuers that enhance their credit and which have played a significant role in the municipal bond market in recent years - were also caught up in the crisis. Furthermore, state and local governments began to feel the effects of the slowing housing market as incoming tax receipts lagged behind projections. At the same time, signs began to emerge in the fourth quarter of the year that the problems in the markets were beginning to slow economic growth. In an effort to spur the economy and ease the liquidity crunch, the Federal Open Market Committee (the "Fed") lowered the target federal funds rate a total of one percent in three separate moves between September and year end, bringing the rate to 4.25 percent.

The troubling events had an impact on tax-exempt money market interest rates as well. Dealers became reluctant to carry large inventories and in an effort to appeal to non-traditional investors, kept rates for variable-rate instruments at attractive levels compared to taxable alternatives. As a result, the Securities Industry and Financial Markets Association (SIFMA) Index of weekly municipal variable-rate yields dropped only 31 basis points from 3.73 percent to 3.42 percent during the second half of the year, which did not fully reflect the 100 basis point cut in the federal funds rate target. At the same time, tax-free money market funds experienced steady cash inflows. The result was an odd combination of relatively high municipal money market rates amid tight supply conditions.

PERFORMANCE ANALYSIS

As of December 31, 2007, Active Assets Tax-Free Trust had net assets of approximately $8.5 billion and an average portfolio maturity of 25 days. For the six-month period ended December 31, 2007, the Fund provided a total return of
1.62 percent. For the seven-day period ended December 31, 2007, the Fund provided an effective annualized yield of 3.04 percent and a current yield of
3.00 percent, while its 30-day moving average yield for December was 2.94 percent. Past performance is no guarantee of future results.

Given the unsettling events and uncertain market conditions during the reporting period, daily and weekly variable-rate securities remained the dominant investments in the Fund's portfolio. In the latter months of the period, however, prospects for declining short-term interest rates led us to seek opportunities to lock in attractive yields through investments in longer-term fixed-rate instruments. We selectively added to holdings in notes in the six-to-12 month range and commercial paper in the 30-to-90 day range. A light financing calendar, however, limited opportunities to extend the weighted average maturity of the Fund's portfolio.

Growing evidence of a softening economy called for a strong focus on credit review and analysis. We will continue to proceed with caution as we await a more stable market environment.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Variable Rate Municipal
  Obligations                      88.0%
Municipal Notes                     6.3
Tax-Exempt Commercial Paper         5.7




MATURITY SCHEDULE
  1-30 Days                        88.8%
 31-60 Days                         2.5
 61-90 Days                         1.2
 91-120 Days                        0.6
121+ Days                           6.9



Data as of December 31, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION  ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC

REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 - 12/31/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING                ENDING               EXPENSES PAID
                                                ACCOUNT VALUE           ACCOUNT VALUE          DURING PERIOD*
                                            --------------------    --------------------    --------------------
                                                                                                 07/01/07 -
                                                  07/01/07                12/31/07                12/31/07
                                            --------------------    --------------------    --------------------
Actual (1.62% return)...................          $1,000.00               $1,016.20                 $2.20
Hypothetical (5% annual return before
  expenses).............................          $1,000.00               $1,023.16                 $2.20



---------
  * Expenses are equal to the Fund's annualized expense ratio of 0.43% multiplied by the average account value over the period, multiplied by 185**/365 (to reflect the one-half year period).

 **  Adjusted to reflect non-business days accruals.

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Short-Term Variable Rate Municipal
           Obligations (87.6%)

           Alabama
 $ 19,600  Infirmary Health System Special Care
             Facilities Financing Authority of
             Mobile, Ser 2006 B......................    3.43%   01/08/08   $   19,600,000
   30,000  Lower Alabama Gas District, Gas Supply Ser
             2007 A..................................    3.50    01/08/08       30,000,000
  129,800  Southeast Alabama Gas District, Supply Ser
             2007 A..................................    3.75    01/02/08      129,800,000
           Alaska
           Alaska Housing Finance Corporation,
   65,400    Home Mortgage Ser 2007 A................    3.45    01/08/08       65,400,000
   30,000    Home Mortgage Ser 2007 D................    3.40    01/08/08       30,000,000
           Arizona
   16,700  Pine Ridge Village/Campus Heights LLC,
             Northern Arizona University Ser 2005
             (FGIC Insd).............................    3.48    01/08/08       16,700,000
   26,605  Sun Devil Energy Center LLC, Arizona State
             University Ser 2004 (FGIC Insd).........    3.48    01/08/08       26,605,000
           California
  242,050  Enhanced Return Puttable Floating Option
             Tax-Exempt Receipts, Ser 2007 P-FLOATs
             Ser EC-1008 & EC-1011...................    3.82    01/08/08      242,050,000
   81,800  Puttable Floating Option Tax-Exempt
             Receipts, Ser 2007 P-FLOATs Ser EC-
             1177....................................    3.82    01/08/08       81,800,000
           Colorado
   12,000  Broomfield Urban Renewal Authority,
             Broomfield Event Center Ser 2005........    3.44    01/08/08       12,000,000
   12,480  Colorado, UCDHSC Fitzsimons Academic
             Facilities Ser 2005 B COPs P-FLOATs PT-
             3336 (MBIA Insd)........................    3.59    01/08/08       12,480,000
    6,255  Colorado Educational & Cultural Facilities
             Authority, Oklahoma's Public Radio Ser
             2005 A..................................    3.44    01/08/08        6,255,000
   40,400  Colorado Health Facilities Authority,
             Catholic Health Initiatives Ser 2004 B-
             4.......................................    3.40    01/08/08       40,400,000
   41,000  Colorado Springs, Utilities System Sub
             Lien Ser 2007 A.........................    3.48    01/08/08       41,000,000
   13,155  Midcities Metropolitan District No 1,
             STARS BNP Ser 2004-110..................    3.52    01/08/08       13,155,000
   14,010  Westminster, Multifamily Housing Camden
             Arbors Apartments Ser 2004..............    3.42    01/08/08       14,010,000
           Delaware
    8,595  New Castle County, University Courtyard
             Apartments Ser 2005.....................    3.48    01/08/08        8,595,000
   13,010  University of Delaware, Ser 1998..........    3.40    01/08/08       13,010,000
           District of Columbia
    1,400  District of Columbia, Public Welfare
             Foundation Ser 2000.....................    3.44    01/08/08        1,400,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Florida
 $ 13,800  Cape Coral, Water & Sewer Ser 2006 P-
             FLOATs PT-3695 (AMBAC Insd).............    3.61%   01/08/08   $   13,800,000
   20,655  Capital Trust Agency, Multifamily Housing
             Floater-TRs Ser 2005 F7.................    3.57    01/08/08       20,655,000
   24,500  Collier County Health Facilities
             Authority, The Moorings Inc Ser 2005....    3.48    01/08/08       24,500,000
   59,625  Dade County, Water & Sewer System Ser 1994
             (FGIC Insd).............................    3.46    01/08/08       59,625,000
   19,000  Gainesville, Utilities System 2007 Ser A..    3.45    01/08/08       19,000,000
   46,575  Highlands County Health Facilities
             Authority, Adventist Health
             System/Sunbelt Obligated Group Ser 2007
             A-1.....................................    3.49    01/08/08       46,575,000
  177,540  JEA, Electric System Ser Three 2007 A & B
             (CIFG Insd).............................    3.45    01/08/08      177,540,000
   60,850  Miami-Dade County, Water & Sewer System
             Ser 2005 (FSA Insd).....................    3.43    01/08/08       60,850,000
    8,600  Miami-Dade County Educational Facilities
             Authority, Carlos Albizu University Ser
             2000....................................    3.53    01/08/08        8,600,000
   36,210  North Broward Hospital District, Ser 2005
             A (MBIA Insd)...........................    3.47    01/08/08       36,210,000
   88,450  Orlando Utilities Commission, Water &
             Electric Ser 2002 A.....................    3.38    01/08/08       88,450,000
   10,000  Pinellas County Health Facilities
             Authority, Pooled Loan Ser 1985 (AMBAC
             Insd)...................................    3.80    01/02/08       10,000,000
           Port St Lucie,
   44,560    Municipal Complex Ser 2007 COPs (MBIA
             Insd)...................................    3.45    01/08/08       44,560,000
   35,895    Utility System Ser 2005 (MBIA Insd).....    3.45    01/08/08       35,895,000
   80,595  Puttable Floating Option Tax-Exempt
             Receipts, Miami-Dade County School
             District Ser 2007 A BANs P-FLOATs MT-
             413.....................................    3.97    01/08/08       80,595,000
   45,595  Seminole County, Water & Sewer Ser 2007
             PUTTERs Ser 2039........................    3.50    01/08/08       45,595,000
           Georgia
   16,610  DeKalb County Hospital Authority, DeKalb
             Medical Center Ser 2005.................    3.44    01/08/08       16,610,000
   16,550  DeKalb Private Hospital Authority,
             Egleston Children's Health Care System
             Ser 1994 B..............................    3.44    01/08/08       16,550,000
   62,400  Enhanced Return Puttable Floating Option
             Tax-Exempt Receipts, Main Street Gas Ser
             2006 P-FLOATs Ser EC-1029...............    4.02    01/08/08       62,400,000
   11,000  Floyd County Development Authority, Berry
             College Ser 2006........................    3.44    01/08/08       11,000,000
   37,500  Gainesville & Hall County Hospital
             Authority, Northeast Georgia Health
             System Inc Ser 2007 C (MBIA Insd).......    3.47    01/08/08       37,500,000
   71,835  Gwinnett County Hospital Authority,
             Gwinnett Hospital System Ser 2007 B & D
             (FSA Insd)..............................    3.46    01/08/08       71,835,000
           Hall County & Gainesville Hospital
             Authority,
   41,620    Northeast Georgia Health System Inc Ser
             2005 B (MBIA Insd)......................    3.47    01/08/08       41,620,000
   94,800    Northeast Georgia Health System Inc Ser
             2007 G (AGC Insd).......................    3.47    01/08/08       94,800,000
   50,000  Metropolitan Atlanta Rapid Transit
             Authority, Sales Tax Ser 2007 B ROCs II-
             R Ser 9158 (FSA Insd)...................    3.50    01/08/08       50,000,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
 $ 36,500  Georgia Municipal Electric Authority,
             General Sub Ser 1985 C..................    3.40%   01/08/08   $   36,500,000
   50,160  Private Colleges & Universities Authority,
             Emory University 2000 Ser B & 2005 Ser
             B-2.....................................    3.35    01/08/08       50,160,000
           Hawaii
   13,565  Hawaii, ROCs II-R Ser 6012 (MBIA Insd)....    3.50    01/08/08       13,565,000
           Illinois
           Chicago,
    7,380    Chicago O'Hare International Airport
             Third Lien Ser 2005 A
               P-FLOATs PT-3340 (MBIA Insd)..........    3.70    01/08/08        7,380,000
   25,000    Refg Ser 2003 B (FSA Insd)..............    3.42    01/08/08       25,000,000
   16,500    Refg Ser 2005 D (FSA Insd)..............    3.43    01/08/08       16,500,000
   40,000    Refg Ser 2007 E (MBIA Insd).............    3.42    01/08/08       40,000,000
   13,605    Ser 2002 B (FGIC Insd)..................    3.44    01/08/08       13,605,000
   46,500  Chicago Board of Education, Ser 2005 E-1
             (CIFG Insd).............................    3.44    01/08/08       46,500,000
   93,400  Cook County, Ser 2002 B...................    3.42    01/08/08       93,400,000
   15,000  Crestwood, Trinity Christian College
             Association Ser 2007....................    3.44    01/08/08       15,000,000
           Illinois Development Finance Authority,
   28,400    Evanston Northwestern Healthcare
             Corporation Ser 2001 A..................    3.43    01/08/08       28,400,000
    6,330    Jewish Federation of Metropolitan
             Chicago Ser 1999
               (AMBAC Insd)..........................    3.43    01/08/08        6,330,000
   14,300    Museum of Contemporary Art Ser 1994.....    3.43    01/08/08       14,300,000
   38,900    Presbyterian Home Lake Forest Place Ser
             1996 (FSA Insd).........................    3.42    01/08/08       38,900,000
    2,600    Young Men's Christian Association of
             Metropolitan Chicago
               Ser 2001..............................    3.43    01/08/08        2,600,000
           Illinois Finance Authority,
   13,200    Dominican University Ser 2006...........    3.43    01/08/08       13,200,000
   40,000    Edward Hospital Obligated Group Ser 2007
             B-1 (AMBAC Insd)........................    3.46    01/08/08       40,000,000
   10,000    Elmhurst Memorial Healthcare Municipal
             CRVS Ser 2006-2001......................    3.50    01/08/08       10,000,000
   59,350    Loyola University Health System Ser 2006
             C.......................................    3.40    01/08/08       59,350,000
   21,155    Resurrection Health Care System Ser 2005
             C.......................................    3.45    01/08/08       21,155,000
    7,500    Three Crowns Park Ser 2006 C............    3.44    01/08/08        7,500,000
   40,000  Illinois Health Facilities Authority,
             Northwestern Memorial Hospital Ser
             1995....................................    3.43    01/08/08       40,000,000
   11,595  Kane, Cook & DuPage Counties, School
             District #U-46 PUTTERs Ser 426 (AMBAC
             Insd)...................................    3.52    01/08/08       11,595,000
   74,350  Metropolitan Pier & Exposition Authority,
             McCormick Place Expansion Ser 2002 A
             ROCs II-R Ser 10026Z (MBIA Insd)........    3.51    01/08/08       74,350,000
   13,050  Oak Forest, Homewood South Suburban Mayors
             & Managers Association Ser 1989.........    3.44    01/08/08       13,050,000
   33,395  Regional Transportation Authority, Refg
             Ser 2005 B..............................    3.45    01/08/08       33,395,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Indiana
 $ 49,700  Indiana Health & Educational Facility
             Financing Authority, Sisters of St
             Francis Health System Ser 2006 A (MBIA
             Insd)...................................    3.44%   01/08/08   $   49,700,000
           Indiana Health Facility Financing
             Authority,
   49,000    Ascension Health Ser 2001 A.............    3.47    01/08/08       49,000,000
   11,765    Deaconess Hospital Ser 2004 B...........    3.44    01/08/08       11,765,000
   45,075  Indianapolis Local Public Improvement Bond
             Bank, Waterworks Ser 2005 G-3 & H (MBIA
             Insd)...................................    3.44    01/08/08       45,075,000
   26,900  Richmond Hospital Authority, Reid Hospital
             Ser 2005 A (FSA Insd)...................    3.47    01/08/08       26,900,000
   17,000  St Joseph County, University of Notre Dame
             du Lac Ser 2007.........................    3.35    01/08/08       17,000,000
   10,940  Zionsville Community Schools Building
             Corporation, Boone County Ser 2005 A P-
             FLOATs PT-2870 (FSA Insd)...............    3.59    01/08/08       10,940,000
           Iowa
           Iowa Finance Authority,
   25,390    Iowa Health System Ser 2005 A-1 (FGIC
             Insd)...................................    3.47    01/08/08       25,390,000
    9,350    Northcrest Inc Ser 2006.................    3.44    01/08/08        9,350,000
           Kentucky
   10,800  Georgetown, Industrial Building Refg
             Georgetown College Ser 2006.............    3.44    01/08/08       10,800,000
   21,190  Henderson County, Community United
             Methodist Hospital Inc Ser 2003 B.......    3.44    01/08/08       21,190,000
           Kentucky Public Energy Authority Inc,
  139,710    Gas Supply Ser 2006 A...................    3.75    01/02/08      139,710,000
   90,435    Gas Supply Senior Ser 2007 A-2..........    3.33    01/08/08       90,435,000
   19,250  Madisonville, Trover Clinic Foundation Inc
             Ser 2006 (AGC Insd).....................    3.48    01/08/08       19,250,000
   36,585  Ohio County, Big Rivers Electric Corp Ser
             1983 (AMBAC Insd).......................    3.45    01/08/08       36,585,000
   10,275  Williamsburg, Cumberland College Ser
             2002....................................    3.44    01/08/08       10,275,000
           Louisiana
   50,000  Ascension Parish Industrial Development
             Board, IMTT-Geismar Ser 2007............    3.44    01/08/08       50,000,000
   11,187  Louisiana Municipal Natural Gas Purchasing
             & Distribution Authority, Gas Project No
             1 Ser 2006 PUTTERs Ser 1411Q............    3.52    01/08/08       11,187,000
           Louisiana Public Facilities Authority,
   50,000    CHRISTUS Health Ser 2005 C Subser C-2
             (AMBAC Insd)............................    3.46    01/08/08       50,000,000
   40,000    CHRISTUS Health Ser 2007 C (MBIA Insd)..    3.46    01/08/08       40,000,000
           Maryland
   22,545  Maryland, 2007 First Series ROCs II-R Ser
             10042...................................    3.50    01/08/08       22,545,000
           Maryland Health & Higher Educational Facilities Authority,
    9,100    Catholic Health Initiatives Ser 1997 B..    3.43    01/08/08        9,100,000
   15,400    Mercy Medical Center Ser 2006 P-FLOATs
             MT-276..................................    3.97    01/08/08       15,400,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Massachusetts
 $ 71,700  Massachusetts, Ser 2005 A.................    3.46%   01/08/08   $   71,700,000
   30,750  Massachusetts Water Resources Authority,
             Multi-Modal Sub 2000 Ser C (FGIC Insd)..    3.45    01/08/08       30,750,000
   95,015  University of Massachusetts Building
             Authority, Ser 2006-1 (AMBAC Insd)......    3.46    01/08/08       95,015,000
           Michigan
           Detroit,
   32,000    Sewage Disposal System Second Lien Ser
             2006 A (FGIC Insd)......................    3.44    01/08/08       32,000,000
   40,000    Water Supply System Refg Second Lien Ser
             2001-C
               (FGIC Insd)...........................    3.50    01/08/08       40,000,000
   22,000  Kalamazoo Hospital Finance Authority,
             Bronson Methodist Hospital Ser 2006 (FSA
             Insd)...................................    3.46    01/08/08       22,000,000
           Kent Hospital Finance Authority,
   17,800    Metropolitan Hospital Ser 2005 B........    3.43    01/08/08       17,800,000
   86,010    Spectrum Health Ser 1998 (MBIA Insd) &
             Ser 2007 B-2
               (FGIC Insd)...........................    3.46    01/08/08       86,010,000
           Michigan Hospital Finance Authority,
   96,300    Ascension Health Ser 1999 B-2 & B-4.....    3.45    01/08/08       96,300,000
   83,560    Henry Ford Health System Ser 2006 B &
             C.......................................    3.46    01/08/08       83,560,000
   95,000  Michigan Housing Development Authority,
             Single-Family Mortgage Ser 2007 E & F
             (AMT)...................................    3.54    01/08/08       95,000,000
    6,000  Michigan Strategic Fund, The Van Andel
             Research Institute Ser 2001.............    3.43    01/08/08        6,000,000
           Minnesota
           Minneapolis,
   34,785    Fairview Health Services Ser 2005 B
             (AMBAC Insd)............................    3.45    01/08/08       34,785,000
   32,195    Fairview Health Services Ser 2005 C
             (MBIA Insd).............................    3.47    01/08/08       32,195,000
           Mississippi
   17,575  Mississippi, Capital Improvement Ser 2003
             E.......................................    3.40    01/08/08       17,575,000
   49,400  Perry County, Leaf River Forest Products
             Inc Ser 2002............................    3.40    01/08/08       49,400,000
           Missouri
   14,800  Bi-State Development Agency of the
             Missouri-Illinois Metropolitan District,
             Metrolink Cross County Extension Ser
             2002 A
               (FSA Insd)............................    3.40    01/08/08       14,800,000
  126,905  Kansas City Industrial Development
             Authority, Kansas City Downtown
             Redevelopment District Ser 2005 B & C
               (AMBAC Insd) & Ser 2006 A (AMBAC
             Insd)...................................    3.47    01/08/08      126,905,000
    6,805  Kansas City Tax Increment Financing
             Commission, Chouteau I-35 Ser 2003 A
             (MBIA Insd).............................    3.47    01/08/08        6,805,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Nebraska
 $148,733  American Public Energy Agency, National
             Public Gas Agency 2005 Ser A............    3.50%   01/08/08   $  148,733,000
           Nevada
           Clark County,
   24,100    Airport Improvement Refg 1993 Ser A
             (MBIA Insd).............................    3.47    01/08/08       24,100,000
  117,315    Airport System Sub-Lien Ser 2001C (FGIC
             Insd) & Ser 2005 D-1
               (FGIC Insd)...........................    3.47    01/08/08      117,315,000
           New Hampshire
    8,300  New Hampshire Health & Education
             Facilities Authority, LRG Healthcare Ser
             2006 B..................................    3.49    01/08/08        8,300,000
           New Jersey
   20,340  New Jersey Economic Development Authority,
             School Facilities Construction Ser 2005
             O ROCs II-R Ser 437.....................    3.49    01/08/08       20,340,000
           New York
   36,000  New York, Fiscal 2008 Sub Ser D-4.........    3.38    01/08/08       36,000,000
   24,675  New York City, Fiscal 2006 Sub Ser I-4....    3.34    01/08/08       24,675,000
   40,500  New York City Industrial Development
             Agency,
             One Bryant Park LLC Ser 2004 A..........    3.48    01/08/08       40,500,000
   34,700  New York City Municipal Water Finance
             Authority,
             Fiscal 2001 Sub-Ser F-2.................    3.34    01/08/08       34,700,000
   38,160  Triborough Bridge & Tunnel Authority, Ser
             2005 B-3................................    3.38    01/08/08       38,160,000
    9,700  Ulster County Industrial Development
             Agency, Kingston Regional Senior Living
             Corp - Woodland Pond at New Paltz Ser
             2007 C..................................    3.39    01/08/08        9,700,000
           North Carolina
           Charlotte-Mecklenburg Hospital Authority,
             Carolinas HealthCare System
   22,350       Ser 2005 C...........................    3.74    01/02/08       22,350,000
   53,855       Ser 2007 B (AMBAC Insd)..............    3.45    01/08/08       53,855,000
    6,460  Mecklenburg County, Ser 2004 COPs.........    3.48    01/08/08        6,460,000
   12,600  North Carolina Capital Facilities Agency,
             Capital Area YMCA Ser 2002..............    3.50    01/08/08       12,600,000
   24,665  North Carolina Eastern Municipal Power
             Agency, Power System Ser 2006 A (MBIA
             Insd)...................................    3.46    01/08/08       24,665,000
           North Carolina Medical Care Commission,
  114,930    Duke University Health System Ser 2005 A
             & C.....................................    3.46    01/08/08      114,930,000
   33,200    Firsthealth of the Carolinas Ser 2002...    3.47    01/08/08       33,200,000
   45,100  Raleigh, Downtown Improvement Ser 2005 B
             COPs....................................    3.46    01/08/08       45,100,000
   40,000  Winston-Salem, Water & Sewer System Ser
             2007 B..................................    3.48    01/08/08       40,000,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Ohio
 $ 35,000  Montgomery County, Catholic Health
             Initiatives
             Ser 2006 B-1 & B-2......................    3.40%   01/08/08   $   35,000,000
   15,420  Portage County, Robinson Memorial Hospital
             Ser 2005................................    3.48    01/08/08       15,420,000
           Oklahoma
   16,000  Oklahoma Development Finance Authority,
             Inverness Village Ser 2007 A............    3.45    01/08/08       16,000,000

           Oregon
   37,600  Clackamas County Hospital Facility
             Authority, Legacy Health System Ser
             2003....................................    3.47    01/08/08       37,600,000
    5,520  Oregon, Homeowner Ser 2005 A P-FLOATs MT-
             133.....................................    3.51    01/08/08        5,520,000
   56,005  Oregon Health Sciences University, OSHU
             Medical Group Ser 2004 A................    3.37    01/08/08       56,005,000
           Pennsylvania
           Allegheny County Industrial Development
             Authority,
   10,900    Carnegie Museums of Pittsburgh Ser
             2002....................................    3.44    01/08/08       10,900,000
   48,100    UPMC Children's Hospital Ser 2004 A.....    3.42    01/08/08       48,100,000
   25,000  Cumberland County Municipal Authority,
             Asbury Pennsylvania Obligated Group Ser
             2006....................................    3.44    01/08/08       25,000,000
    3,200  Derry Township Industrial & Commercial
             Development Authority, Hotel Tax Arena
             Ser 2000 A..............................    3.42    01/08/08        3,200,000
   20,660  Owen J Roberts School District, Ser 2004
             (FSA Insd)..............................    3.46    01/08/08       20,660,000
   15,000  Pennsylvania Higher Education Assistance
             Agency, Student Loan 2001 Ser A (AMBAC
             Insd) (AMT).............................    3.46    01/08/08       15,000,000
           Pennsylvania Turnpike Commission,
   29,900    2002 Ser A-2............................    3.40    01/08/08       29,900,000
    8,000    2002 Ser B..............................    3.42    01/08/08        8,000,000
           Philadelphia,
   57,600    Gas Works Sixth Ser 1998 (FSA Insd).....    3.42    01/08/08       57,600,000
  119,245    Water & Wastewater Ser 2003 (FSA Insd)..    3.46    01/08/08      119,245,000
  170,400  Philadelphia Industrial Development
             Authority, Lease 2007 Ser B (FGIC
             Insd)...................................    3.37    01/08/08      170,400,000
   60,000  Pittsburgh & Allegheny County Sports &
             Exhibition Authority, Commonwealth Lease
             Ser 2007 A (FSA Insd)...................    3.43    01/08/08       60,000,000
   27,400  Puttable Floating Option Tax-Exempt
             Receipts, Lehigh County General Purpose
             Authority St Luke's Hospital of
             Bethlehem
               Ser 2007 P-FLOATs MT-511..............    3.80    01/08/08       27,400,000
    5,500  Washington County Authority, Girard Estate
             Ser 1999................................    3.43    01/08/08        5,500,000
   21,685  York General Authority, Harrisburg School
             District Subser 1996 B (AMBAC Insd).....    3.45    01/08/08       21,685,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           South Carolina
 $ 37,500  Charleston Educational Excellence Finance
             Corporation, Charleston County School
             District Ser 2005 ROCs II-R Ser 471.....    3.50%   01/08/08   $   37,500,000
   13,100  Florence County, McLeod Regional Medical
             Center Ser 1985 A (FGIC Insd)...........    3.40    01/08/08       13,100,000
   10,700  South Carolina Educational Facilities
             Authority, Charleston Southern
             University Ser 2003.....................    3.48    01/08/08       10,700,000
    7,500  South Carolina Jobs - Economic Development
             Authority, Oconee Memorial Hospital Ser
             2006 B (Radian Insd)....................    3.45    01/08/08        7,500,000
           Tennessee
    9,200  Chattanooga Health Educational & Housing
             Facility Board,
             The Baylor School Ser 2004..............    3.44    01/08/08        9,200,000
   32,900  Greeneville Health & Educational
             Facilities Board, Laughlin Memorial
             Hospital Ser 2004.......................    3.44    01/08/08       32,900,000
   59,400  Jackson City, Jackson-Madison County
             General Hospital Ser 2006 B (AMBAC
             Insd)...................................    3.46    01/08/08       59,400,000
    9,000  Jackson Health Educational & Housing
             Facility Board, Union University Ser
             2005....................................    3.44    01/08/08        9,000,000
           Memphis & Shelby County Sports Authority,
             Inc,
   15,000    Memphis Arena Ser 2007 A (MBIA Insd)....    3.48    01/08/08       15,000,000
   35,000    Memphis Arena Ser 2007 B (MBIA Insd)....    3.42    01/08/08       35,000,000
   17,945  Memphis Health Educational & Housing
             Facility Board, Watergrove Apartments
             Ser 2004................................    3.48    01/08/08       17,945,000
           Metropolitan Government of Nashville &
             Davidson County Health & Educational
             Facilities Board,
    4,400       Ensworth School Ser 2002.............    3.44    01/08/08        4,400,000
    7,135       Mary Queen of Angels Inc Ser 2000....    3.44    01/08/08        7,135,000
   29,705  Montgomery County Public Building
             Authority, Pooled Financing Ser 1997 &
             Ser 1999................................    3.48    01/08/08       29,705,000
           Tennergy Corporation,
   25,420    Gas Ser 2006 A PUTTERs Ser 1258Q........    3.52    01/08/08       25,420,000
   49,085    Gas Ser 2006 B PUTTERs Ser 1260B........    3.52    01/08/08       49,085,000
   30,000  Tennessee Energy Acquisition Corporation,
             Gas Ser 2006 A Floaters Ser 2006-47TP...    3.53    01/08/08       30,000,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Texas
 $  6,475  Beaumont, Waterworks & Sewer System Ser
             2005 P-FLOATs PT-2895 (MBIA Insd).......    3.70%   01/08/08   $    6,475,000
   58,280  Brazos River Authority, TXU Electric Co
             Ser 2001 D-1 & D-2 (AMT)................    3.60    01/08/08       58,280,000
    6,095  Dallas Independent School District, Ser
             2004 A ROCs II-R Ser 6038...............    3.50    01/08/08        6,095,000
    8,545  El Paso Independent School District, Ser
             2004 A ROCs II-R Ser 2129...............    3.50    01/08/08        8,545,000
           Harris County Health Facilities
             Development Corporation,
   66,895    Baylor College of Medicine Ser 2005 A
             (AMBAC Insd)............................    3.46    01/08/08       66,895,000
   65,000    CHRISTUS Health Ser 2005 Subser A-1
             (AMBAC Insd)............................    3.46    01/08/08       65,000,000
   16,200    Methodist Hospital System Ser 2006 A....    3.42    01/08/08       16,200,000
   15,200  Harris County Industrial Development
             Corporation, Baytank Inc Ser 1998.......    3.43    01/08/08       15,200,000
    5,130  Houston, Combined Utility System Ser 2004
             ROCs II-R Ser 4559 (FSA Insd)...........    3.50    01/08/08        5,130,000
   12,000  Lower Neches Valley Authority, Chevron USA
             Inc Ser 1987............................    3.79    02/15/08       12,000,000
   33,085  North Central Texas Health Facilities
             Development Corporation, Baylor Health
             Care System Ser 2006 A..................    3.45    01/08/08       33,085,000
    6,495  Port Arthur Independent School District,
             Ser 2005 P-FLOATs PT-2679 (FGIC Insd)...    3.70    01/08/08        6,495,000
           Puttable Floating Option Tax-Exempts
             Receipts,
   24,990    Texas Municipal Gas Acquisition & Supply
             Corp II
               Ser 2007 B P-FLOATs PT-4239...........    4.01    01/08/08       24,990,000
   12,400    Texas Transportation Commission First
             Tier
               Ser 2006 P-FLOATs EC-1173 (MBIA
             Insd)...................................    4.01    01/08/08       12,400,000
   29,000  San Antonio, Water System Sub Lien Ser
             2003 B (MBIA Insd)......................    3.45    01/08/08       29,000,000
   49,700  Tarrant County Cultural Education
             Facilities Corporation,
             CHRISTUS Health Ser 2007 B (MBIA Insd)..    3.46    01/08/08       49,700,000
   44,000  Texas Municipal Gas Acquisition & Supply
             Corp II,
             Ser 2007 B ROCs II-R Ser 10014..........    3.57    01/08/08       44,000,000
   60,000  University of Texas Regents, Permanent
             University Fund Notes Ser 2007 A........    3.75    02/05/08       60,024,462
    7,140  Upper Trinity Regional Water District,
             Regional Treated Water Supply System
             Refg Ser 2005 P-FLOATs PT-3290
               (AMBAC Insd)..........................    3.70    01/08/08        7,140,000
           Utah
   15,000  Central Utah Water Conservancy District,
             Ser 1998 E (AMBAC Insd).................    3.48    01/08/08       15,000,000
   45,850  Murray City, IHC Health Services Inc Ser
             2005 D..................................    3.47    01/08/08       45,850,000

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON    DEMAND
THOUSANDS                                                RATE+     DATE*         VALUE
------------------------------------------------------------------------------------------
           Various States
 $  6,110  JPMorgan Chase & Co, I-PUTTERs Ser 1633P..    3.57%   01/08/08   $    6,110,000
    5,625  Puttable Floating Option Tax-Exempts
             Receipts,
             Ser 2006 P-FLOATs EC-002................    3.62    01/08/08        5,625,000
           Vermont
   16,455  Vermont Economic Development Authority,
             Wake Robin Corporation Ser 2006 B.......    3.42    01/08/08       16,455,000
   11,000  Vermont Housing Finance Agency, West Block
             University of Vermont Apartments Ser
             2004 A..................................    3.45    01/08/08       11,000,000
           Virginia
   16,000  Chesapeake Hospital Authority, Chesapeake
             General Hospital Ser 2001A..............    3.44    01/08/08       16,000,000
   41,100  Loudoun County Industrial Development
             Authority, Howard Hughes Medical
             Institute Ser 2003 F....................    3.45    01/08/08       41,100,000
           Washington
    9,675  Eclipse Funding Trust, Seattle Water
             System
             Ser 2005 Solar Eclipse Ser 2006-0002
             (MBIA Insd).............................    3.82    01/08/08        9,675,000
   14,615  Energy Northwest, Columbia Generating
             Station Electric Ser 2006-A ROCs II-R
             Ser 6063................................    3.50    01/08/08       14,615,000
   13,830  King County Rural Library District, Ser
             2005 P-FLOATs PT-3053 (MBIA Insd).......    3.59    01/08/08       13,830,000
    4,125  Pierce County, Puyallup School District No
             3 PUTTERs Ser 415 (FSA Insd)............    3.50    01/08/08        4,125,000
   20,000  Washington Health Care Facilities
             Authority, Swedish Health Services Ser
             2006....................................    3.56    01/08/08       20,000,000
   10,000  Washington State, Floater-TRs Ser 2006
             P23U 2006 D (MBIA Insd).................    3.64    01/02/08       10,000,000
  135,545  Washington State Housing Commission,
             Mirabella Ser 2006 A....................    3.78    01/02/08      135,545,000
           Wisconsin
    6,185  Wisconsin, Clean Water 2004 Ser 1 ROCs II-
             R Ser 2165 (MBIA Insd)..................    3.50    01/08/08        6,185,000
                                                                            --------------
           Total Short-Term Variable Rate Municipal Obligations (Cost
           $7,415,534,462)...............................................    7,415,534,462
                                                                            --------------





                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

 PRINCI-
   PAL
 AMOUNT                                                                                  YIELD TO
   IN                                                                                    MATURITY
  THOU-                                                             COUPON   MATURITY   ON DATE OF
  SANDS                                                              RATE      DATE      PURCHASE         VALUE
-------------------------------------------------------------------------------------------------------------------
          Tax-Exempt Commercial Paper (5.7%)

          Illinois
          Chicago,
 $39,311    Chicago O'Hare International Airport 2005
              Program - 2007 Issue Ser B.........................    3.10%   02/14/08       3.10%    $   39,311,000
  51,000    Water System 2004 Ser A..............................    2.72    05/29/08       2.72         51,000,000
          Kentucky
  30,000  Kentucky Asset Liability Commission, General Fund
            Second Ser 2005 A-1..................................    3.47    02/07/08       3.47         30,000,000
          Maryland
  56,005  Maryland Health & Educational Facilities Authority,
            Johns Hopkins Health System
              Ser 2004 A.........................................    3.34    01/10/08       3.34         56,005,000

          Massachusetts
  50,000  Massachusetts, Ser F...................................    3.16    01/25/08       3.16         50,000,000
          Michigan
  80,000  Michigan, Multi-Modal School Loan Ser 2005 C...........    3.50    10/28/08       3.50         80,000,000
          Texas
          Dallas Area Rapid Transit,
  10,000    Senior Sub Lien Ser 2001.............................    2.85    02/14/08       2.85         10,000,000
  15,000    Senior Sub Lien Ser 2001.............................    3.42    03/17/08       3.42         15,000,000
  30,000  Harris County, Notes Ser A-1...........................    3.50    03/06/08       3.50         30,000,000
          Houston,
  30,000    Combined Utility System Ser 2004 A...................    3.50    01/24/08       3.50         30,000,000
  35,000    Ser D................................................    3.10    04/03/08       3.10         35,000,000
          Lower Colorado River Authority,
  18,300    Ser A................................................    3.10    02/06/08       3.10         18,300,000
  20,000    Transmission Service Corp Ser 2003...................    3.40    02/05/08       3.40         20,000,000
  19,000  San Antonio, Electric & Gas Ser 1995 A.................    3.25    03/10/08       3.25         19,000,000
                                                                                                     --------------

          Total Tax-Exempt Commercial Paper (Cost $483,616,000)...................................      483,616,000
                                                                                                     --------------

          Short-Term Municipal Notes (6.2%)

          California
  98,000  California, Ser 2007-2008 RANs,
            dtd 11/01/07.........................................    4.00    06/30/08       3.37         98,299,787
  60,000  Los Angeles Unified School District, Ser 2007 A TRANs,
            dtd 12/11/07.........................................    4.00    12/29/08       3.18         60,478,139
          Colorado
  65,000  Colorado, Education Loan Ser 2007 A TRANs, dtd
            07/16/07.............................................    4.25    08/05/08       3.74         65,175,247

                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

PRINCIP-
   AL
 AMOUNT                                                                                  YIELD TO
   IN                                                                                    MATURITY
  THOU-                                                             COUPON   MATURITY   ON DATE OF
  SANDS                                                              RATE      DATE      PURCHASE         VALUE
-------------------------------------------------------------------------------------------------------------------

          Indiana
          Indiana Bond Bank,
 $20,000    Advance Funding Ser 2007 A, dtd 02/01/07.............    4.25%   01/31/08       3.65%    $   20,009,527
  19,000    Midyear Funding Notes Ser 2007 A,
              dtd 06/26/07.......................................    4.50    05/20/08       3.75         19,052,715
          Massachusetts
  20,000  Pioneer Valley Transit Authority, Ser 2007 RANs, dtd
            08/03/07.............................................    4.25    08/01/08       4.10         20,016,736
          Michigan
  60,000  Michigan, Fiscal 2008 Ser A, dtd 12/20/07..............    4.00    09/30/08       2.93         60,467,261
          New York
  22,500  Greater Southern Tier Board of Cooperative Educational
            Services, Supervisory District
              Ser 2007 RANs, dtd 09/25/07........................    4.25    06/30/08       3.66         22,563,934

          Oregon
  70,000  Oregon, Ser 2007 A TANs, dtd 08/16/07..................    4.50    06/30/08       3.63         70,291,926
          Pennsylvania
  20,000  Temple University Funding Ser 2007, dtd 04/25/07.......    4.25    04/24/08       3.62         20,037,854
          South Carolina
  39,810  South Carolina Association of Governmental
            Organizations, Ser 2007 C COPs,
              dtd 09/18/07.......................................    4.00    03/03/08       3.66         39,832,613
          Washington
  30,000  King County, Ser 2007 BANs, dtd 11/01/07...............    4.25    10/30/08       3.42         30,199,780
                                                                                                     --------------
          Total Short-Term Municipal Notes (Cost $526,425,519)....................................      526,425,519
                                                                                                     --------------
          Total Investments (Cost $8,425,575,981) (a)................................      99.5%      8,425,575,981

          Other Assets in Excess of Liabilities......................................       0.5          38,899,805
                                                                                          -----      --------------
          Net Assets.................................................................     100.0%     $8,464,475,786
                                                                                          =====      ==============





                        See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED) continued


----------

    AMT      Alternative Minimum Tax.
    BANs     Bond Anticipation Notes.
    COPs     Certificates of Participation.
    CRVS     Custodial Residual & Variable Securities.
Floater-TRs  Floating Rate Trust Receipts.
 I-PUTTERs   Income Puttable Tax-Exempt Receipts.
  P-FLOATs   Puttable Floating Option Tax-Exempt Receipts.
  PUTTERs    Puttable Tax-Exempt Receipts.
    RANs     Revenue Anticipation Notes.
    ROCs     Reset Option Certificates.
   STARS     Short-Term Adjustable Rate Securities.
    TANs     Tax Anticipation Notes.
   TRANs     Tax Revenue Anticipation Notes.
     +       Rate shown is the rate in effect at December 31, 2007.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Cost is the same for federal income tax purposes.



Bond Insurance:
---------------
    AGC      Assured Guaranty Corporation.
   AMBAC     AMBAC Assurance Corporation.
    CIFG     CIFG Assurance North America Inc.
    FGIC     Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
    MBIA     Municipal Bond Investors Assurance Corporation.
   Radian    Radian Asset Assurance Inc.




                        See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007 (unaudited)


Assets:
Investments in securities, at value
  (cost $8,425,575,981).......................................  $8,425,575,981
Cash..........................................................         140,881
Interest receivable...........................................      41,544,674
Prepaid expenses and other assets.............................         230,319
                                                                --------------
  Total Assets...............................................    8,467,491,855
                                                                --------------
Liabilities:
Payable for:
  Investment advisory fee....................................        1,649,544
  Distribution fee...........................................          687,135
  Administration fee.........................................          343,567
  Shares of beneficial interest redeemed.....................           38,198
  Transfer agent fee.........................................            3,335
Accrued expenses and other payables...........................         294,290
                                                                --------------
  Total Liabilities..........................................        3,016,069
                                                                --------------
  Net Assets.................................................   $8,464,475,786
                                                                ==============
Composition of Net Assets:
Paid-in-capital...............................................  $8,464,272,015
Accumulated undistributed net investment income...............          62,971
Accumulated undistributed net realized gain...................         140,800
                                                                --------------
  Net Assets.................................................   $8,464,475,786
                                                                ==============
Net Asset Value Per Share
8,464,312,309 shares outstanding (unlimited shares authorized
  of $.01 par value)..........................................           $1.00
                                                                         =====





                        See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2007 (unaudited)


Net Investment Income:
Interest Income................................................  $132,638,405
                                                                 ------------
Expenses
Investment advisory fee........................................     9,015,486
Distribution fee...............................................     3,686,351
Administration fee.............................................     1,843,176
Transfer agent fees and expenses...............................       774,629
Registration fees..............................................       125,279
Custodian fees.................................................       147,149
Shareholder reports and notices................................        68,903
Trustees' fees and expenses....................................        52,779
Professional fees..............................................        31,783
Other..........................................................       210,282
                                                                 ------------
  Total Expenses..............................................     15,955,817
Less: expense offset...........................................       (76,107)
                                                                 ------------
  Net Expenses................................................     15,879,710
                                                                 ------------
  Net Investment Income.......................................    116,758,695
  Net Realized Gain...........................................         83,065
                                                                 ------------
Net Increase...................................................  $116,841,760
                                                                 ============





                        See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    DECEMBER 31, 2007    JUNE 30, 2007
                                                    -----------------   --------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................    $  116,758,695    $  185,290,775
Net realized gain.................................            83,065            66,339
                                                      --------------    --------------
  Net Increase...................................        116,841,760       185,357,114
Dividends to shareholders from net investment
  income..........................................      (116,745,131)     (185,282,618)
Net increase from transactions in shares of
  beneficial interest.............................     2,310,600,073     1,516,617,029
                                                      --------------    --------------
  Net Increase...................................      2,310,696,702     1,516,691,525
Net Assets:
Beginning of period...............................     6,153,779,084     4,637,087,559
                                                      --------------    --------------
End of Period
(Including accumulated undistributed net
  investment income of $62,971 and $49,407,
  respectively)...................................    $8,464,475,786    $6,153,779,084
                                                      ==============    ==============





                        See Notes to Financial Statements

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2007, the distribution fee was accrued at the annual rate of 0.10%.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2007, aggregated $14,799,310,414 and $12,659,834,065, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,001. At December 31, 2007, the Fund had an accrued pension liability of $61,467 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                       FOR THE SIX        FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    DECEMBER 31, 2007    JUNE 30, 2007
                                                    -----------------   ---------------
                                                       (unaudited)
Shares sold.......................................    18,198,047,907     28,033,735,995
Shares issued in reinvestment of dividends........       116,614,819        185,206,802
                                                     ---------------    ---------------
                                                      18,314,662,726     28,218,942,797
Shares redeemed...................................   (16,004,062,653)   (26,702,325,768)
                                                     ---------------    ---------------
Net increase in shares outstanding................     2,310,600,073      1,516,617,029
                                                     ===============    ===============


Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (UNAUDITED) continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX              FOR THE YEAR ENDED JUNE 30,
                                                   MONTHS ENDED     ------------------------------------------
                                                DECEMBER 31, 2007    2007     2006     2005     2004     2003
                                                -----------------   ------   ------   ------   ------   ------
                                                   (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........         $ 1.00        $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                      ------        ------   ------   ------   ------   ------

Net income from investment operations........          0.016         0.032    0.025    0.013    0.005    0.008

Less dividends from net investment income....         (0.016)       (0.032)  (0.025)  (0.013)  (0.005)  (0.008)
                                                      ------        ------   ------   ------   ------   ------

Net asset value, end of period...............         $ 1.00        $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                      ======        ======   ======   ======   ======   ======

Total Return.................................           1.62%(1)      3.22%    2.53%    1.32%    0.50%    0.81%

Ratios to Average Net Assets:
Total expenses (before expense offset).......           0.43%(2)      0.45%    0.47%    0.49%    0.48%    0.48%

Net investment income........................           3.17%(2)      3.19%    2.57%    1.30%    0.50%    0.80%

Supplemental Data:
Net assets, end of period, in millions.......         $8,464        $6,154   $4,637   $2,857   $2,858   $3,116



----------

(1)  Not annualized.
(2)  Annualized.



                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA


(c) 2007 Morgan Stanley

(MORGAN STANLEY LOGO)


MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust


Semiannual Report
December 31, 2007




AATSAN
IU08-00773P-Y12/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008


                                        3